Investment Objectives and Goals - Nomura Japan Equity ETF - Nomura Japan Equity ETF	Mar. 31, 2026
Prospectus [Line Items]
Objective [Heading]	What are the Fund’s investment objectives?
Objective, Primary [Text Block]	Nomura Japan Equity ETF seeks long-term capital appreciation.